Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2021 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $2,754,871,003 and the Fund owned 89.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 60.8%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	4,044	$3,204,870

Total Argentina			$3,204,870

Bahrain — 4.3%
Kingdom of Bahrain, 5.45%, 9/16/32(1)	USD	18,625	$18,964,683
Kingdom of Bahrain, 5.625%, 9/30/31(1)	USD	10,006	10,307,981
Kingdom of Bahrain, 6.00%, 9/19/44(1)	USD	7,172	7,114,366
Kingdom of Bahrain, 6.25%, 1/25/51(1)	USD	20,025	19,849,781
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	7,502	8,473,217
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	16,256	18,860,114
Kingdom of Bahrain, 7.375%, 5/14/30(1)	USD	26,589	30,893,227
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	14,497	16,375,376

Total Bahrain			$130,838,745

Barbados — 1.5%
Government of Barbados, 6.50%, 10/1/29(1)	USD	43,780	$44,217,497

Total Barbados			$44,217,497

Belarus — 0.5%
Republic of Belarus, 5.875%, 2/24/26(1)	USD	14,016	$14,401,510

Total Belarus			$14,401,510

Benin — 1.3%
Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	30,780	$39,532,381

Total Benin			$39,532,381

Dominican Republic — 2.2%
Dominican Republic, 5.30%, 1/21/41(1)	USD	12,580	$13,036,025
Dominican Republic, 5.875%, 1/30/60(1)	USD	33,454	35,193,608
Dominican Republic, 5.875%, 1/30/60(2)	USD	1,131	1,189,812
Dominican Republic, 6.40%, 6/5/49(1)	USD	4,064	4,572,000
Dominican Republic, 6.85%, 1/27/45(1)	USD	4,546	5,375,645
Dominican Republic, 7.45%, 4/30/44(1)	USD	6,949	8,759,215

Total Dominican Republic			$68,126,305

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.7%
Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	46,967	$61,173,390
Arab Republic of Egypt, 8.15%, 11/20/59(1)(3)	USD	20,369	21,717,835
Arab Republic of Egypt, 8.50%, 1/31/47(1)(3)	USD	2,736	3,019,127
Arab Republic of Egypt, 8.70%, 3/1/49(1)(3)	USD	43,230	48,303,473
Arab Republic of Egypt, 8.875%, 5/29/50(1)	USD	7,864	8,929,887

Total Egypt			$143,143,712

Georgia — 1.1%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	51,500	$15,113,419
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	12,110	3,609,366
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	6,262	1,914,800
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	43,335	13,399,193

Total Georgia			$34,036,778

Iceland — 1.2%
Republic of Iceland, 6.50%, 1/24/31	ISK	3,662,642	$36,027,064

Total Iceland			$36,027,064

Indonesia — 3.0%
Indonesia Government Bond, 7.50%, 4/15/40	IDR	1,219,968,000	$93,062,776

Total Indonesia			$93,062,776

Ivory Coast — 2.2%
Ivory Coast Government International Bond, 4.875%, 1/30/32(1)	EUR	7,119	$8,913,556
Ivory Coast Government International Bond, 5.25%, 3/22/30(1)	EUR	19,942	25,860,766
Ivory Coast Government International Bond, 6.625%, 3/22/48(1)	EUR	14,764	19,489,048
Ivory Coast Government International Bond, 6.875%, 10/17/40(1)	EUR	10,213	13,983,757

Total Ivory Coast			$68,247,127

Jordan — 1.1%
Jordan Government International Bond, 5.85%, 7/7/30(1)	USD	2,343	$2,581,904
Jordan Government International Bond, 7.375%, 10/10/47(1)	USD	26,710	30,509,898

Total Jordan			$33,091,802

Lebanon — 0.6%
Lebanese Republic, 6.25%, 11/4/24(1)(4)	USD	11,108	$1,454,970
Lebanese Republic, 6.25%, 6/12/25(1)(4)	USD	7,800	1,030,871
Lebanese Republic, 6.40%, 5/26/23(4)	USD	11,020	1,445,438
Lebanese Republic, 6.65%, 4/22/24(1)(4)	USD	30,094	3,978,427
Lebanese Republic, 6.65%, 11/3/28(1)(4)	USD	8,500	1,138,949
Lebanese Republic, 6.65%, 2/26/30(1)(4)	USD	132	17,368
Lebanese Republic, 6.75%, 11/29/27(1)(4)	USD	1,235	160,864
Lebanese Republic, 6.85%, 3/23/27(1)(4)	USD	16,961	2,254,456
Lebanese Republic, 6.85%, 5/25/29(4)	USD	14,243	1,901,298
Lebanese Republic, 7.00%, 12/3/24(4)	USD	4,878	638,599
Lebanese Republic, 7.00%, 3/20/28(1)(4)	USD	15,142	2,016,157
Lebanese Republic, 7.05%, 11/2/35(1)(4)	USD	3,532	468,541

Security	Principal Amount (000’s omitted)		Value
Lebanese Republic, 7.15%, 11/20/31(1)(4)	USD	12,224	$1,609,901
Lebanese Republic, 8.20%, 5/17/33(4)	USD	4,223	568,289
Lebanese Republic, 8.25%, 5/17/34(4)	USD	3,507	461,732

Total Lebanon			$19,145,860

Mongolia — 0.1%
Mongolia Government International Bond, 5.125%, 4/7/26(1)	USD	1,474	$1,580,747

Total Mongolia			$1,580,747

New Zealand — 1.4%
New Zealand Government Bond, 2.50%, 9/20/40(1)(5)	NZD	40,173	$41,494,979

Total New Zealand			$41,494,979

Romania — 6.5%
Romania Government International Bond, 2.625%, 12/2/40(1)	EUR	6,205	$7,873,371
Romania Government International Bond, 3.375%, 1/28/50(1)	EUR	62,086	85,068,841
Romania Government International Bond, 4.625%, 4/3/49(1)(3)	EUR	65,839	107,388,099

Total Romania			$200,330,311

Serbia — 9.1%
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	4,442,590	$50,678,117
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	2,822,150	32,386,737
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	15,589,350	194,460,006

Total Serbia			$277,524,860

Suriname — 1.1%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	51,737	$33,975,688

Total Suriname			$33,975,688

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	1,660,185	$55,902,593

Total Thailand			$55,902,593

Ukraine — 15.3%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(2)(6)	USD	31,977	$36,208,197
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,618,758	54,918,652
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	1,051,779	36,853,768
Ukraine Government International Bond, 15.84%, 2/26/25(3)	UAH	8,635,064	340,484,902

Total Ukraine			$468,465,519

Uruguay — 1.4%
Republic of Uruguay, 3.875%, 7/2/40(5)	UYU	1,219,197	$33,994,624
Republic of Uruguay, 9.875%, 6/20/22(1)	UYU	393,028	9,711,005

Total Uruguay			$43,705,629

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.0%(7)
Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	9,200,000	$873,659

Total Uzbekistan			$873,659

Zambia — 0.3%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	14,071	$7,279,252
Republic of Zambia, 8.50%, 4/14/24(1)	USD	2,624	1,410,526
Republic of Zambia, 8.97%, 7/30/27(1)	USD	2,625	1,384,753

Total Zambia			$10,074,531

Total Foreign Government Bonds (identified cost $1,750,811,186)			$1,861,004,943

Foreign Corporate Bonds — 6.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.3%
YPF S.A., 6.95%, 7/21/27(1)	USD	1,428	$880,134
YPF S.A., 8.50%, 3/23/21(1)	USD	5,090	4,702,397
YPF S.A., 8.50%, 3/23/25(1)	USD	2,994	2,462,565
YPF S.A., 8.50%, 7/28/25(1)	USD	760	514,672

Total Argentina			$8,559,768

Armenia — 0.5%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	16,608	$16,524,960

Total Armenia			$16,524,960

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(1)	USD	3,827	$4,152,295

Total Belarus			$4,152,295

Brazil — 0.2%
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(1)	USD	4,993	$4,805,724

Total Brazil			$4,805,724

Bulgaria — 0.4%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	10,090	$11,669,560

Total Bulgaria			$11,669,560

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.3%
Georgia Capital JSC, 6.125%, 3/9/24(1)	USD	2,988	$3,040,888
Georgia Capital JSC, 6.125%, 3/9/24(2)	USD	2,580	2,625,666
Silknet JSC, 11.00%, 4/2/24(1)	USD	3,388	3,700,204

Total Georgia			$9,366,758

Greece — 0.2%
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	6,410	$7,235,266

Total Greece			$7,235,266

Iceland — 2.3%
Almenna Leigufelagid EHF, 6.65%, 1/26/28(8)	ISK	4,540,000	$37,936,662
Arion Banki HF, 6.00%, 4/12/24(1)	ISK	1,720,000	14,801,881
Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	7,736,075
Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	1,020,000	8,460,683
WOW Air HF, 0.00%(4)(8)(9)	EUR	121	0
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(8)	EUR	5,500	0

Total Iceland			$68,935,301

Mexico — 0.2%
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	1,779	$1,328,708
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	4,725,756

Total Mexico			$6,054,464

Moldova — 0.8%
Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	21,357	$23,546,092

Total Moldova			$23,546,092

Paraguay — 0.2%
Banco Continental SAE, 2.75%, 12/10/25(1)	USD	831	$826,845
Frigorifico Concepcion S.A., 10.25%, 1/29/25(1)	USD	6,760	6,628,180

Total Paraguay			$7,455,025

Uzbekistan — 0.8%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	256,000,000	$24,181,230

Total Uzbekistan			$24,181,230

Total Foreign Corporate Bonds (identified cost $198,310,615)			$192,486,443

Sovereign Loans — 3.5%

Borrower	Principal Amount (000’s omitted)	Value
Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(10)(11)	$2,156	$2,153,365

Total Ethiopia		$2,153,365

Kenya — 1.0%
Government of Kenya, Term Loan, 6.71%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	$26,852	$27,079,550
Government of Kenya, Term Loan, 6.95%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(10)	3,977	4,011,295

Total Kenya		$31,090,845

Tanzania — 2.4%
Government of the United Republic of Tanzania, Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$52,393	$52,826,565
Government of the United Republic of Tanzania, Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(10)	21,771	22,003,360

Total Tanzania		$74,829,925

Total Sovereign Loans (identified cost $106,884,597)		$108,074,135

Senior Floating-Rate Loans — 0.0%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Argentina — 0.0%(7)
Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 18, 2020 (4)(8)(12)	$2,607	$1,381,786

Total Argentina		$1,381,786

Total Senior Floating-Rate Loans (identified cost $2,607,143)		$1,381,786

Loan Participation Notes — 1.7%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 1.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(8)(13)	UZS	244,892,000	$24,006,237
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(8)(13)	UZS	290,568,000	28,347,160

Total Uzbekistan			$52,353,397

Total Loan Participation Notes (identified cost $53,605,193)			$52,353,397

Collateralized Mortgage Obligations — 0.3%
Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Interest Only:(14)
Series 2770, Class SH, 6.99%, (7.10% - 1 mo. USD LIBOR), 3/15/34(15)		$1,141	$281,498
Series 4791, Class JI, 4.00%, 5/15/48		20,800	2,653,831

			$2,935,329

Federal National Mortgage Association:
Interest Only:(14)
Series 424, Class C8, 3.50%, 2/25/48		$22,583	$2,194,567
Series 2010-67, Class BI, 5.50%, 6/25/25		4	83
Series 2010-109, Class PS, 6.48%, (6.60% - 1 mo. USD LIBOR), 10/25/40(15)		2,597	548,103
Series 2018-21, Class IO, 3.00%, 4/25/48		20,950	2,338,056
Series 2018-58, Class BI, 4.00%, 8/25/48		3,437	407,331

			$5,488,140

Total Collateralized Mortgage Obligations (identified cost $26,161,985)			$8,423,469

U.S. Government Guaranteed Small Business Administration Loans(16)(17) — 1.0%
Security	Principal Amount (000’s omitted)		Value
1.63%, 11/20/42		$1,210	$75,771
1.88%, 10/30/42 to 12/28/42		10,564	719,748
2.13%, 1/25/43		1,671	125,405
2.24%, 11/15/32 to 4/10/43(18)		49,494	4,137,656
2.38%, 11/30/42 to 3/1/43		6,029	564,576
2.63%, 10/27/42 to 3/20/43		9,800	948,698
2.80%, 4/12/27 to 3/10/43(18)		92,798	9,133,230

Security	Principal Amount (000’s omitted)	Value
2.88%, 10/27/42 to 2/13/43	$10,243	$1,131,002
3.03%, 2/2/27 to 12/17/43(18)	97,129	10,174,931
3.13%, 10/12/42 to 2/15/43	5,564	717,678
3.38%, 12/18/42	657	91,942
3.63%, 10/27/42 to 3/28/43	23,420	3,407,541

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $33,943,939)		$31,228,178

Common Stocks — 5.3%

Security	Shares	Value
Argentina — 0.4%
Empresa Distribuidora Y Comercializadora Norte ADR(19)	68,659	$232,754
IRSA Inversiones y Representaciones S.A. ADR(19)	572,706	2,399,638
IRSA Propiedades Comerciales S.A. ADR	2,552	23,453
Loma Negra Cia Industrial Argentina S.A. ADR	429,400	2,202,822
Pampa Energia S.A. ADR(19)	171,000	2,156,310
Telecom Argentina S.A. ADR	272,100	1,763,208
Transportadora de Gas del Sur S.A. ADR(19)	420,500	2,110,910
YPF S.A. ADR(19)	567,000	2,069,550

Total Argentina		$12,958,645

Colombia — 0.6%
Bancolombia S.A.	269,366	$2,309,495
Bancolombia S.A., PFC Shares	470,340	4,153,851
Cementos Argos S.A.	494,860	809,745
Corp. Financiera Colombiana S.A.(19)	92,180	832,176
Ecopetrol S.A.	5,382,890	3,061,712
Grupo Argos S.A.	325,970	1,214,737
Grupo de Inversiones Suramericana S.A.	266,580	1,695,533
Interconexion Electrica S.A.	511,960	3,307,868

Total Colombia		$17,385,117

Cyprus — 0.3%
Bank of Cyprus Holdings PLC(19)	8,424,416	$7,837,342

Total Cyprus		$7,837,342

Georgia — 0.4%
Georgia Capital PLC(19)	1,508,005	$10,393,316

Total Georgia		$10,393,316

Greece — 0.4%
Alpha Bank AE(19)	1,784,700	$1,614,711
Eurobank Ergasias Services and Holdings S.A.(19)	3,832,200	2,531,172
Hellenic Telecommunications Organization S.A.	121,285	1,762,955
JUMBO S.A.	94,787	1,484,834

Security	Shares	Value
National Bank of Greece S.A.(19)	1,111,000	$2,607,265
OPAP S.A.	170,909	2,092,298
Piraeus Financial Holdings S.A.(19)	1,025,200	1,110,324

Total Greece		$13,203,559

Iceland — 1.3%
Arion Banki HF(2)(19)	13,597,650	$10,084,403
Eik Fasteignafelag HF(19)	43,793,505	3,251,402
Eimskipafelag Islands HF(19)	3,528,540	7,089,048
Hagar HF(19)	13,718,165	6,070,180
Reginn HF(19)	18,599,068	3,209,669
Reitir Fasteignafelag HF	7,510,583	4,171,939
Siminn HF	72,797,958	4,788,271

Total Iceland		$38,664,912

Mexico — 0.1%
Vista Oil & Gas SAB de CV ADR(19)	908,700	$2,262,663

Total Mexico		$2,262,663

Serbia — 0.1%
Komercijalna Banka AD Beograd(19)	133,148	$4,099,846

Total Serbia		$4,099,846

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(19)	79,369,266	$16,398,501

Total Singapore		$16,398,501

Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	1,036,910	$4,165,393
Bank for Investment and Development of Vietnam JSC	845,160	1,456,130
Binh Minh Plastics JSC	73,100	188,374
Coteccons Construction JSC	239,670	765,502
Ho Chi Minh City Infrastructure Investment JSC	1,400,400	1,262,433
Hoa Phat Group JSC	2,552,026	4,314,644
KIDO Group Corp.	55,900	94,814
Masan Group Corp.	863,000	3,188,221
Mobile World Investment Corp.	372,000	2,141,715
PetroVietnam Nhon Trach 2 Power JSC	859,040	871,778
Refrigeration Electrical Engineering Corp.	703,160	1,664,777
SSI Securities Corp.	1,394,992	1,733,322
Viet Capital Securities JSC	806,139	1,707,193
Vietnam Dairy Products JSC	841,296	3,740,260
Vietnam Prosperity JSC Bank(19)	1,746,682	2,432,578
Vietnam Technological & Commercial Joint Stock Bank(19)	1,408,200	2,091,924

Security	Shares	Value
Vingroup JSC(19)	1,246,080	$5,355,932

Total Vietnam		$37,174,990

Total Common Stocks (identified cost $187,187,974)		$160,378,891

Reinsurance Side Cars — 0.5%

Security	Principal Amount/ Shares	Value
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/2025(2)(8)(20)	$7,100,000	$7,100,000
Mt. Logan Re Ltd., Series A-1(8)(19)(20)(21)	8,600	8,641,933

Total Reinsurance Side Cars (identified cost $15,700,000)		$15,741,933

Warrants — 0.0%

Security	Shares	Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(19)	22,753,484	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 17.2%

Foreign Government Securities — 4.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 3.8%
Egypt Treasury Bill, 0.00%, 3/30/21	EGP	163,300	$10,277,066
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	397,350	24,987,078
Egypt Treasury Bill, 0.00%, 6/15/21	EGP	243,050	14,824,677
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	503,900	30,514,567
Egypt Treasury Bill, 0.00%, 7/13/21	EGP	458,525	27,700,307
Egypt Treasury Bill, 0.00%, 10/12/21	EGP	111,325	6,518,562

Total Egypt			$114,822,257

Georgia — 0.4%
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	21,479	$6,491,005
Georgia Treasury Bill, 0.00%, 4/8/21	GEL	1,686	503,407
Georgia Treasury Bill, 0.00%, 6/3/21	GEL	3,086	908,806
Georgia Treasury Bill, 0.00%, 10/14/21	GEL	7,160	2,052,809
Georgia Treasury Bill, 0.00%, 11/11/21	GEL	11,196	3,197,281
Georgia Treasury Bill, 0.00%, 12/9/21	GEL	2,072	587,362

Total Georgia			$13,740,670

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.3%
Uruguay Monetary Regulation Bill, 0.00%, 12/3/21	UYU	438,905	$9,805,417

Total Foreign Government Securities (identified cost $137,697,531)			$138,368,344

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/4/21(22)	$13,130	$13,129,968
U.S. Treasury Bill, 0.00%, 2/11/21(22)	11,870	11,869,893
U.S. Treasury Bill, 0.00%, 3/25/21(22)	30,000	29,998,050

Total U.S. Treasury Obligations (identified cost $54,996,112)		$54,997,911

Repurchase Agreements — 1.0%

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 12/17/20 with an interest rate of 0.30% payable by the Portfolio, collateralized by USD 2,500,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $2,481,760(23)	USD	2,360	$2,360,333
Dated 12/17/20 with an interest rate of 0.50% payable by the Portfolio, collateralized by USD 3,800,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $3,772,275(23)	USD	3,588	3,587,707
Dated 1/4/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by USD 2,894,000 Costa Rica Government International Bond 4.25%, due 1/26/23 and a market value, including accrued interest, of $2,866,797(23)	USD	2,822	2,822,029
Dated 1/11/21 with an interest rate of 0.75% payable by the Portfolio, collateralized by USD 3,100,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $3,077,382(23)	USD	2,935	2,934,832
Dated 1/15/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by USD 5,769,000 Costa Rica Government International Bond 4.25%, due 1/26/23 and a market value, including accrued interest, of $5,714,773(23)	USD	5,659	5,658,948
Dated 1/21/21 with an interest rate of 0.75% payable by the Portfolio, collateralized by USD 1,653,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,640,940(23)	USD	1,563	1,562,838
JPMorgan Chase Bank, N.A.:
Dated 1/4/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by USD 2,433,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $2,415,249(23)	USD	2,243	2,242,725

Description	Principal Amount (000’s omitted)		Value
Dated 1/11/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by USD 1,500,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,489,056(23)	USD	1,494	$1,494,473
Dated 1/14/21 with an interest rate of 0.40% payable by the Portfolio, collateralized by USD 2,850,000 Costa Rica Government International Bond 4.25%, due 1/26/23 and a market value, including accrued interest, of $2,823,211(23)	USD	2,926	2,926,436
Nomura International PLC:
Dated 1/25/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by USD 6,200,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $6,154,765(23)	USD	6,435	6,435,135

Total Repurchase Agreements (identified cost $32,025,456)			$32,025,456

Other — 9.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(24)	302,185,590	$302,185,590

Total Other (identified cost $302,185,590)		$302,185,590

Total Short-Term Investments (identified cost $526,904,689)		$527,577,301

Total Purchased Options and Swaptions — 0.2% (identified cost $5,880,223)		$6,181,433

Total Investments — 96.8% (identified cost $2,907,997,544)		$2,964,831,909

Securities Sold Short — (1.8)%

Foreign Government Bonds — (1.1)%

Security	Principal Amount (000’s omitted)		Value
Costa Rica — (1.1)%
Costa Rica Government International Bond, 4.25%, 1/26/23(1)	USD	(11,513)	$(11,397,985)
Costa Rica Government International Bond, 4.375%, 4/30/25(1)	USD	(21,186)	(20,797,131)

Total Costa Rica			$(32,195,116)

Total Foreign Government Bonds (proceeds $30,935,117)			$(32,195,116)

Common Stocks — (0.7)%

Security	Shares	Value
Ashmore Group PLC	(3,562,400)	$(21,949,839)

Total Common Stocks (proceeds $22,945,760)		$(21,949,839)

Total Securities Sold Short (proceeds $53,880,877)		$(54,144,955)

Other Assets, Less Liabilities — 5.0%		$152,127,025

Net Assets — 100.0%		$3,062,813,979

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $1,107,516,916 or 36.2% of the Portfolio’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $57,208,078 or 1.9% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)	Fixed-rate loan.

(13)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(14)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2021.

(16)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(17)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(18)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2021 of all interest only securities comprising the certificate.

(19)	Non-income producing security.

(20)

Security is subject to risk of loss depending on the occurence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(21)	Restricted security.

(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(23)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(24)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Purchased Interest Rate Swaptions — 0.1%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	319,670,000	12/15/21	$466,162
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	392,480,000	1/7/22	534,972
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	196,240,000	1/10/22	266,350
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	772,660,000	1/12/22	1,045,671
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	215,774,000	1/17/22	300,300
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	348,448,000	1/27/22	483,506

Total					$3,096,961

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000	1.06%	12/19/22	$2,111,043
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000	1.09	1/4/23	973,429

Total						$3,084,472

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
BRL	8,983,000	USD	1,640,461	2/2/21	$1,349
BRL	97,087,612	USD	17,729,983	2/2/21	14,582
BRL	106,070,612	USD	19,577,448	2/2/21	(191,073)
EUR	17,400,000	USD	21,153,734	2/2/21	(37,972)
EUR	29,383,204	USD	35,697,655	2/2/21	(39,682)
EUR	65,000,000	USD	78,968,501	2/2/21	(87,782)
EUR	764,404,798	USD	928,675,404	2/2/21	(1,032,326)
USD	1,691,969	BRL	8,983,000	2/2/21	50,159
USD	18,923,904	BRL	97,087,612	2/2/21	1,179,339
USD	19,370,444	BRL	106,070,612	2/2/21	(15,931)
USD	935,897,417	EUR	764,404,798	2/2/21	8,254,339
USD	79,977,885	EUR	65,000,000	2/2/21	1,097,166
USD	35,722,204	EUR	29,383,204	2/2/21	64,231
USD	21,139,260	EUR	17,400,000	2/2/21	23,499
PEN	38,350,500	USD	10,608,127	2/4/21	(65,738)
PEN	38,350,500	USD	10,608,127	2/4/21	(65,738)
USD	10,606,953	PEN	38,350,500	2/4/21	64,564
USD	10,606,953	PEN	38,350,500	2/4/21	64,564
USD	7,020,881	NZD	9,784,382	2/5/21	(10,147)
USD	16,952,511	NZD	23,625,218	2/5/21	(24,500)
INR	398,616,448	USD	5,374,362	2/8/21	89,259
INR	398,616,447	USD	5,374,362	2/8/21	89,259
PHP	11,012,420	USD	228,734	2/8/21	393
USD	10,329,779	INR	767,709,161	2/8/21	(192,798)
USD	10,329,781	INR	767,709,321	2/8/21	(192,798)
USD	251,412	INR	18,685,179	2/8/21	(4,696)
USD	251,412	INR	18,685,179	2/8/21	(4,696)
USD	20,779	PHP	1,000,400	2/8/21	(36)
NZD	33,611,679	USD	23,833,369	2/16/21	319,835
USD	3,481,363	NZD	5,066,601	2/16/21	(159,474)
USD	9,062,288	NZD	13,188,800	2/16/21	(415,125)
USD	33,910,837	NZD	47,823,711	2/16/21	(455,071)
USD	5,583,182	IDR	79,080,187,782	2/22/21	(38,879)
USD	11,829,311	IDR	166,947,061,000	2/22/21	(39,485)
USD	16,193,215	IDR	228,453,873,811	2/22/21	(48,295)
USD	7,132,555	IDR	101,046,905,000	2/22/21	(51,190)
USD	1,865,776	IDR	26,360,062,363	2/22/21	(8,244)
USD	5,358,119	IDR	75,540,910,044	2/22/21	(12,323)
GBP	14,435,765	USD	19,222,087	2/25/21	559,306
GBP	9,463,000	USD	12,600,552	2/25/21	366,639
JPY	4,503,647,768	USD	43,430,421	2/25/21	(425,369)
USD	28,924,200	ZAR	429,582,211	2/25/21	616,399
USD	3,001,783	ZAR	44,582,483	2/25/21	63,970
USD	3,001,783	ZAR	44,582,483	2/25/21	63,970
USD	207,979	PHP	10,009,400	2/26/21	(122)
EUR	17,400,000	USD	21,151,565	3/2/21	(22,927)
NZD	44,298,937	USD	31,102,727	3/2/21	730,885
NZD	4,395,365	USD	3,144,906	3/2/21	13,643
NZD	34,654	USD	24,331	3/2/21	572
NZD	14,793,179	USD	10,694,285	3/2/21	(63,774)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	19,563,907	BRL	106,070,612	3/2/21	$192,933
USD	1,008,230,427	EUR	829,404,798	3/2/21	1,092,871
USD	35,718,434	EUR	29,383,204	3/2/21	38,717
USD	7,847	NZD	11,176	3/2/21	(184)
USD	8,894,678	NZD	12,668,496	3/2/21	(209,017)
USD	20,506,983	NZD	29,207,650	3/2/21	(481,895)
NOK	291,820,100	USD	32,930,116	3/3/21	1,139,449
JPY	4,342,627,603	USD	41,635,392	3/8/21	(163,065)
INR	387,778,053	USD	5,215,085	3/9/21	77,561
INR	387,778,052	USD	5,215,085	3/9/21	77,561
CAD	10,832,907	USD	8,469,230	3/17/21	3,220
COP	20,527,863,000	USD	5,903,498	3/17/21	(160,755)
COP	20,527,863,000	USD	5,903,498	3/17/21	(160,755)
COP	27,314,921,791	USD	7,879,531	3/17/21	(238,085)
MXN	118,688,000	USD	5,954,168	3/17/21	(190,630)
MXN	118,688,000	USD	5,954,168	3/17/21	(190,630)
MXN	142,864,000	USD	7,166,994	3/17/21	(229,460)
USD	23,885,671	CLP	17,616,112,000	3/17/21	(100,627)
USD	795,521	COP	2,739,550,400	3/17/21	29,122
USD	795,521	COP	2,739,550,500	3/17/21	29,122
USD	5,131,392	COP	17,788,312,000	3/17/21	155,048
USD	5,131,392	COP	17,788,312,500	3/17/21	155,048
USD	2,988,011	COP	10,454,182,257	3/17/21	63,416
USD	7,166,994	MXN	142,864,000	3/17/21	229,460
USD	5,954,198	MXN	118,688,000	3/17/21	190,660
USD	5,954,198	MXN	118,688,000	3/17/21	190,660
USD	143,457,523	ZAR	2,163,985,005	3/17/21	1,257,801
USD	1,392,158	ZAR	21,000,000	3/17/21	12,206
ZAR	91,566,000	USD	6,070,205	3/17/21	(53,222)
ZAR	91,566,000	USD	6,070,205	3/17/21	(53,222)
ZAR	248,579,900	USD	16,479,161	3/17/21	(144,485)
IDR	77,788,206,500	USD	5,463,806	3/22/21	49,338
IDR	77,788,206,500	USD	5,463,806	3/22/21	49,338
USD	286,776	IDR	4,108,349,316	3/22/21	(4,399)
USD	286,776	IDR	4,108,349,317	3/22/21	(4,398)
AUD	128,375,671	USD	98,951,325	3/29/21	(808,942)
NZD	22,321,194	USD	16,027,532	3/29/21	12,527
USD	5,132,339	IDR	73,679,857,183	3/29/21	(85,671)
USD	5,132,339	IDR	73,679,857,184	3/29/21	(85,671)
USD	34,032,989	NZD	47,397,000	3/29/21	(26,601)
JPY	1,094,394,585	USD	10,629,483	4/6/21	(174,374)
NZD	7,482,125	USD	5,335,982	4/6/21	40,672
USD	10,738,885	NZD	14,964,584	4/6/21	(14,664)
USD	25,929,947	NZD	36,133,256	4/6/21	(35,406)
USD	41,785,235	NZD	57,510,260	4/12/21	458,242
NZD	21,013,147	USD	15,106,448	4/19/21	(6,302)
USD	36,575,198	NZD	50,876,289	4/19/21	15,258
USD	20,947,311	SGD	27,740,000	4/26/21	65,439
USD	15,262,172	SGD	20,211,313	4/26/21	47,679

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	30,245,104	ZAR	452,717,789	4/26/21	$656,970
USD	3,138,868	ZAR	46,983,517	4/26/21	68,181
USD	3,138,868	ZAR	46,983,517	4/26/21	68,181

					$12,865,951

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	21,640,777	USD	5,347,363	Credit Agricole Corporate and Investment Bank	2/2/21	$5,952	$—
MYR	21,640,777	USD	5,347,363	Credit Agricole Corporate and Investment Bank	2/2/21	5,952	—
MYR	22,939,223	USD	5,495,741	Morgan Stanley & Co. International PLC	2/2/21	178,774	—
MYR	22,939,223	USD	5,495,741	Morgan Stanley & Co. International PLC	2/2/21	178,773	—
MYR	44,580,000	USD	11,023,194	State Street Bank and Trust Company	2/2/21	4,636	—
MYR	44,580,000	USD	11,023,194	State Street Bank and Trust Company	2/2/21	4,636	—
USD	5,351,065	MYR	21,640,777	Credit Agricole Corporate and Investment Bank	2/2/21	—	(2,250)
USD	5,351,065	MYR	21,640,777	Credit Agricole Corporate and Investment Bank	2/2/21	—	(2,250)
USD	5,672,129	MYR	22,939,223	Morgan Stanley & Co. International PLC	2/2/21	—	(2,385)
USD	5,672,129	MYR	22,939,223	Morgan Stanley & Co. International PLC	2/2/21	—	(2,385)
USD	10,981,648	MYR	44,580,000	State Street Bank and Trust Company	2/2/21	—	(46,181)
USD	10,981,648	MYR	44,580,000	State Street Bank and Trust Company	2/2/21	—	(46,181)
EGP	30,000,000	USD	1,854,714	HSBC Bank USA, N.A.	2/4/21	53,743	—
USD	2,138,895	CRC	1,315,442,000	Citibank, N.A.	2/4/21	—	(7,509)
USD	11,743,659	UAH	345,381,000	Bank of America, N.A.	2/4/21	—	(528,389)
EGP	786,746,000	USD	45,938,690	Goldman Sachs International	2/8/21	4,049,869	—
EGP	440,569,000	USD	27,288,263	Goldman Sachs International	2/8/21	704,774	—
EUR	789,842	USD	959,784	BNP Paribas	2/8/21	—	(1,150)
EUR	1,586,061	USD	1,929,852	Citibank, N.A.	2/8/21	—	(4,843)
EUR	4,363,743	USD	5,307,916	Citibank, N.A.	2/8/21	—	(11,624)
EUR	6,078,203	USD	7,390,870	JPMorgan Chase Bank, N.A.	2/8/21	—	(13,732)
EUR	6,369,656	USD	7,745,311	JPMorgan Chase Bank, N.A.	2/8/21	—	(14,435)
EUR	16,540,875	USD	20,113,423	JPMorgan Chase Bank, N.A.	2/8/21	—	(37,700)
EUR	594,610	USD	729,649	Morgan Stanley & Co. International PLC	2/8/21	—	(7,968)
EUR	4,385,258	USD	5,383,763	Morgan Stanley & Co. International PLC	2/8/21	—	(61,359)
EUR	726,204	USD	894,842	Standard Chartered Bank	2/8/21	—	(13,447)
EUR	2,942,278	USD	3,625,533	Standard Chartered Bank	2/8/21	—	(54,480)
EUR	2,982,334	USD	3,682,121	Standard Chartered Bank	2/8/21	—	(62,450)
EUR	829,404,798	USD	1,022,009,180	Standard Chartered Bank	2/8/21	—	(15,357,421)
EUR	4,133,315	USD	4,993,619	UBS AG	2/8/21	23,001	—
PLN	140,300,000	EUR	31,308,983	Citibank, N.A.	2/8/21	—	(333,568)
PLN	139,756,000	EUR	31,049,140	UBS AG	2/8/21	—	(164,243)
TRY	75,698,500	USD	10,194,288	Standard Chartered Bank	2/8/21	122,429	—
USD	43,500,452	EGP	786,746,000	HSBC Bank USA, N.A.	2/8/21	—	(6,488,107)
USD	285,087,674	EUR	231,361,018	Standard Chartered Bank	2/8/21	4,283,926	—
USD	203,462,043	EUR	165,118,277	Standard Chartered Bank	2/8/21	3,057,362	—
USD	140,398,474	EUR	113,939,454	Standard Chartered Bank	2/8/21	2,109,725	—
USD	95,696,670	EUR	77,662,000	Standard Chartered Bank	2/8/21	1,438,005	—
USD	69,872,305	EUR	56,704,407	Standard Chartered Bank	2/8/21	1,049,950	—
USD	60,725,116	EUR	49,281,066	Standard Chartered Bank	2/8/21	912,498	—
USD	58,981,331	EUR	47,865,909	Standard Chartered Bank	2/8/21	886,294	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	27,175,816	EUR	22,054,354	Standard Chartered Bank	2/8/21	$408,363	$—
USD	25,083,073	EUR	20,356,002	Standard Chartered Bank	2/8/21	376,916	—
USD	18,155,488	EUR	14,733,967	Standard Chartered Bank	2/8/21	272,817	—
USD	12,687,667	EUR	10,296,593	Standard Chartered Bank	2/8/21	190,654	—
USD	12,225,905	EUR	9,921,852	Standard Chartered Bank	2/8/21	183,715	—
USD	7,898,530	EUR	6,410,000	Standard Chartered Bank	2/8/21	118,689	—
USD	6,777,210	EUR	5,500,000	Standard Chartered Bank	2/8/21	101,839	—
USD	2,404,466	EUR	1,951,329	Standard Chartered Bank	2/8/21	36,131	—
USD	3,575,783	EUR	2,942,278	Standard Chartered Bank	2/8/21	4,729	—
CNH	26,676,249	USD	3,997,903	Standard Chartered Bank	2/9/21	137,565	—
CNH	26,676,249	USD	3,997,903	Standard Chartered Bank	2/9/21	137,565	—
EGP	86,905,000	USD	5,392,802	Citibank, N.A.	2/9/21	127,333	—
EGP	83,235,000	USD	5,157,063	Goldman Sachs International	2/9/21	129,956	—
EGP	154,788,000	USD	9,704,577	Goldman Sachs International	2/9/21	127,431	—
EGP	164,105,000	USD	10,295,169	HSBC Bank USA, N.A.	2/9/21	128,646	—
USD	37,444,087	CNH	249,847,917	Standard Chartered Bank	2/9/21	—	(1,288,421)
USD	1,688,938	CRC	1,040,200,000	Citibank, N.A.	2/9/21	—	(8,260)
USD	9,503,115	UAH	274,069,830	BNP Paribas	2/10/21	—	(220,887)
USD	3,649,635	CRC	2,250,000,000	Citibank, N.A.	2/12/21	—	(21,360)
THB	960,248,837	USD	32,002,961	Standard Chartered Bank	2/16/21	78,587	—
USD	682,500	THB	20,594,598	Standard Chartered Bank	2/16/21	—	(5,558)
USD	17,357,677	THB	523,772,092	Standard Chartered Bank	2/16/21	—	(141,349)
USD	59,225,370	THB	1,777,057,239	Standard Chartered Bank	2/16/21	—	(145,434)
USD	4,136,977	UAH	119,600,000	Goldman Sachs International	2/16/21	—	(100,226)
USD	8,815,141	CNH	58,060,000	UBS AG	2/22/21	—	(176,641)
USD	12,311,703	UAH	362,949,000	Bank of America, N.A.	2/22/21	—	(528,117)
TRY	15,300,000	USD	2,021,581	Citibank, N.A.	2/26/21	48,280	—
TRY	29,589,900	USD	3,958,602	Citibank, N.A.	2/26/21	44,467	—
TRY	203,778,000	USD	27,250,334	Standard Chartered Bank	2/26/21	317,771	—
TRY	203,750,000	USD	27,250,234	Standard Chartered Bank	2/26/21	314,083	—
TRY	214,000,000	USD	28,669,033	Standard Chartered Bank	2/26/21	281,955	—
TRY	122,354,400	USD	16,350,370	Standard Chartered Bank	2/26/21	202,344	—
TRY	19,154,911	USD	2,562,496	Standard Chartered Bank	2/26/21	28,876	—
USD	21,734,832	TRY	151,656,000	Standard Chartered Bank	2/26/21	1,218,051	—
USD	17,388,063	TRY	121,031,800	Standard Chartered Bank	2/26/21	1,014,277	—
USD	17,388,173	TRY	121,062,200	Standard Chartered Bank	2/26/21	1,010,274	—
USD	10,867,504	TRY	76,002,500	Standard Chartered Bank	2/26/21	585,507	—
USD	3,517,498	TRY	25,530,000	Standard Chartered Bank	2/26/21	63,672	—
USD	41,519	TRY	289,500	Standard Chartered Bank	2/26/21	2,354	—
USD	2,840,198	TRY	21,000,000	Standard Chartered Bank	2/26/21	—	(787)
USD	93,722	TRY	745,211	Standard Chartered Bank	2/26/21	—	(7,094)
USD	10,102,502	TRY	76,610,000	Standard Chartered Bank	2/26/21	—	(261,681)
USD	3,107,082	UAH	90,820,000	BNP Paribas	2/26/21	—	(102,675)
USD	3,430,722	UAH	100,280,000	BNP Paribas	2/26/21	—	(113,370)
USD	2,876,603	ZAR	44,000,000	UBS AG	2/26/21	—	(22,411)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	21,640,777	USD	5,309,317	Goldman Sachs International	3/2/21	$23,738	$—
MYR	21,640,777	USD	5,309,317	Goldman Sachs International	3/2/21	23,738	—
USD	5,340,105	MYR	21,640,777	Credit Agricole Corporate and Investment Bank	3/2/21	7,050	—
USD	5,340,105	MYR	21,640,777	Credit Agricole Corporate and Investment Bank	3/2/21	7,050	—
USD	20,891,838	UAH	609,206,000	BNP Paribas	3/2/21	—	(617,774)
USD	15,108,699	UAH	438,530,000	Goldman Sachs International	3/3/21	—	(370,766)
EGP	95,400,000	USD	5,973,701	Goldman Sachs International	3/8/21	37,567	—
EGP	149,000,000	USD	9,327,074	HSBC Bank USA, N.A.	3/8/21	61,594	—
EGP	65,000,000	USD	4,072,682	HSBC Bank USA, N.A.	3/8/21	23,046	—
PLN	122,463,000	EUR	27,326,848	Citibank, N.A.	3/8/21	—	(297,973)
USD	1,387,729	EGP	24,202,000	Goldman Sachs International	3/8/21	—	(137,267)
USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	—	(291,522)
USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	—	(291,522)
CNH	22,789,099	USD	3,470,668	Citibank, N.A.	3/9/21	54,914	—
CNH	10,997,646	USD	1,674,887	Citibank, N.A.	3/9/21	26,501	—
CNH	10,997,646	USD	1,674,887	Citibank, N.A.	3/9/21	26,501	—
CNH	18,669,387	USD	2,844,729	Goldman Sachs International	3/9/21	43,514	—
CNH	9,009,541	USD	1,372,820	Goldman Sachs International	3/9/21	20,999	—
CNH	9,009,541	USD	1,372,820	Goldman Sachs International	3/9/21	20,999	—
PLN	57,839,830	EUR	13,028,867	Standard Chartered Bank	3/11/21	—	(289,673)
PLN	57,773,170	EUR	13,015,167	Standard Chartered Bank	3/11/21	—	(290,938)
USD	15,116,251	BHD	5,726,036	Standard Chartered Bank	3/11/21	—	(66,158)
USD	12,596,983	SAR	47,604,000	Standard Chartered Bank	3/11/21	—	(93,325)
CNH	520,668,835	USD	79,203,632	Citibank, N.A.	3/15/21	1,314,554	—
EGP	346,066,869	USD	21,568,518	Bank of America, N.A.	3/15/21	194,217	—
EGP	344,131,131	USD	21,438,387	Citibank, N.A.	3/15/21	202,617	—
USD	13,934,265	OMR	5,681,000	BNP Paribas	3/15/21	—	(811,695)
USD	20,203,166	BHD	7,651,000	Standard Chartered Bank	3/16/21	—	(81,753)
USD	389,783	THB	11,768,341	Standard Chartered Bank	3/16/21	—	(3,361)
USD	9,913,167	THB	299,298,341	Standard Chartered Bank	3/16/21	—	(85,474)
EGP	411,365,000	USD	25,742,491	Goldman Sachs International	3/22/21	75,252	—
USD	6,015,094	UAH	173,355,000	BNP Paribas	3/22/21	—	(74,310)
USD	2,827,986	UAH	82,054,000	Bank of America, N.A.	3/23/21	—	(53,570)
USD	10,245,662	UAH	292,278,000	Bank of America, N.A.	3/29/21	—	(2,752)
USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(210,489)
USD	8,870,727	UAH	255,610,000	BNP Paribas	4/5/21	—	(76,825)
USD	7,402,354	UAH	213,854,000	BNP Paribas	4/5/21	—	(83,542)
EGP	300,000,000	USD	18,738,289	Goldman Sachs International	4/6/21	15,403	—
EGP	320,912,500	USD	20,088,419	HSBC Bank USA, N.A.	4/6/21	—	(27,439)
TRY	50,346,500	USD	6,576,084	Standard Chartered Bank	4/6/21	124,747	—
TRY	410,765,000	USD	54,016,475	Standard Chartered Bank	4/7/21	630,602	—
TRY	102,025,000	USD	13,421,693	Standard Chartered Bank	4/7/21	151,440	—
TRY	87,048,000	USD	11,523,523	Standard Chartered Bank	4/7/21	57,110	—
AED	400,000,000	USD	108,663,171	BNP Paribas	4/8/21	224,714	—
USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(115,426)
USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(209,068)
USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(214,801)
CNH	110,555,963	USD	17,081,033	Bank of America, N.A.	4/12/21	—	(16,434)
USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(420,429)
USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(407,006)
USD	8,858,251	CNH	57,334,501	Bank of America, N.A.	4/12/21	8,522	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,858,251	CNH	57,334,501	Bank of America, N.A.	4/12/21	$8,522	$—
USD	1,659,352	CRC	1,028,400,000	Citibank, N.A.	4/12/21	—	(12,937)
USD	7,839,485	UAH	225,150,000	Bank of America, N.A.	4/12/21	—	(29,554)
CNH	519,331,165	USD	80,017,597	UBS AG	4/14/21	130,526	—
USD	178,609	THB	5,393,823	Standard Chartered Bank	4/16/21	—	(1,569)
USD	4,542,482	THB	137,178,405	Standard Chartered Bank	4/16/21	—	(39,893)
EGP	60,356,250	USD	3,776,396	HSBC Bank USA, N.A.	4/19/21	—	(13,898)
USD	1,699,811	CRC	1,041,100,000	Citibank, N.A.	4/19/21	8,653	—
USD	3,393,863	CRC	2,083,900,000	Citibank, N.A.	4/20/21	9,295	—
CNH	10,651,064	USD	1,631,053	Goldman Sachs International	4/21/21	11,860	—
CNH	10,651,064	USD	1,631,053	Goldman Sachs International	4/21/21	11,860	—
EGP	488,721,000	USD	30,416,742	Goldman Sachs International	4/21/21	36,177	—
USD	7,503,540	CNH	48,999,431	Goldman Sachs International	4/21/21	—	(54,561)
USD	5,780,480	UAH	166,131,000	Bank of America, N.A.	4/26/21	—	(7,809)
USD	2,809,425	CRC	1,727,600,000	Citibank, N.A.	4/27/21	6,493	—
TRY	149,100,000	USD	18,171,992	Standard Chartered Bank	5/17/21	1,327,120	—
TRY	74,724,186	USD	9,074,048	Standard Chartered Bank	5/17/21	698,288	—
TRY	74,749,500	USD	9,085,396	Standard Chartered Bank	5/17/21	690,250	—
TRY	74,683,000	USD	9,085,596	Standard Chartered Bank	5/17/21	681,353	—
TRY	74,680,000	USD	9,085,231	Standard Chartered Bank	5/17/21	681,326	—
TRY	74,645,000	USD	9,086,500	Standard Chartered Bank	5/17/21	675,480	—
TRY	74,567,500	USD	9,085,361	Standard Chartered Bank	5/17/21	666,484	—
TRY	73,960,000	USD	9,086,068	Standard Chartered Bank	5/17/21	586,328	—
TRY	24,673,000	USD	3,002,246	Standard Chartered Bank	5/17/21	224,458	—
TRY	745,211	USD	90,252	Standard Chartered Bank	5/17/21	7,205	—
USD	460,958	TRY	3,565,565	Standard Chartered Bank	5/17/21	—	(5,342)
USD	15,022,295	TRY	115,376,332	Standard Chartered Bank	5/17/21	—	(66,477)
USD	5,579,001	TRY	43,572,000	Standard Chartered Bank	5/17/21	—	(119,290)
USD	5,579,028	TRY	43,628,000	Standard Chartered Bank	5/17/21	—	(126,587)
USD	5,578,968	TRY	43,767,000	Standard Chartered Bank	5/17/21	—	(144,826)
USD	5,579,007	TRY	44,222,000	Standard Chartered Bank	5/17/21	—	(204,291)
USD	8,368,540	TRY	66,080,500	Standard Chartered Bank	5/17/21	—	(273,385)
USD	13,947,518	TRY	112,682,000	Standard Chartered Bank	5/17/21	—	(788,893)
USD	27,894,973	TRY	223,634,000	Standard Chartered Bank	5/17/21	—	(1,351,601)
EGP	160,483,000	USD	9,900,247	HSBC Bank USA, N.A.	5/24/21	19,862	—
EGP	154,497,000	USD	9,536,852	HSBC Bank USA, N.A.	5/24/21	13,238	—
USD	6,119,316	GHS	41,183,000	ICBC Standard Bank plc	5/24/21	—	(635,838)
USD	2,625,328	GHS	17,596,000	Standard Chartered Bank	5/24/21	—	(260,904)
USD	1,300,599	GHS	8,688,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(122,083)
USD	1,097,978	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(99,652)
USD	3,571,810	GHS	24,074,000	Standard Chartered Bank	6/4/21	—	(358,824)
USD	3,542,668	GHS	24,037,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(377,006)
USD	2,216,842	GHS	14,742,000	ICBC Standard Bank plc	6/14/21	—	(180,102)
UYU	47,190,976	USD	1,079,120	HSBC Bank USA, N.A.	6/14/21	12,127	—
UYU	23,438,065	USD	535,923	HSBC Bank USA, N.A.	6/14/21	6,060	—
UYU	23,347,311	USD	533,848	HSBC Bank USA, N.A.	6/14/21	6,037	—
UYU	23,322,424	USD	534,428	HSBC Bank USA, N.A.	6/14/21	4,881	—
USD	1,288,576	GHS	8,685,000	Standard Chartered Bank	6/16/21	—	(122,368)
USD	1,286,476	GHS	8,685,000	Standard Chartered Bank	6/18/21	—	(123,294)
USD	1,772,761	GHS	11,975,000	ICBC Standard Bank PLC	6/21/21	—	(168,627)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,639,881	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/23/21	$—	$(145,200)
USD	2,269,357	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(181,770)
USD	2,250,827	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(154,804)
USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	—	(30,384)
USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	—	(710,124)
USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	—	(434,002)
KES	764,700,000	USD	6,460,252	Standard Chartered Bank	10/12/21	129,190	—
KES	509,790,000	USD	4,306,750	Standard Chartered Bank	10/12/21	86,125	—
USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	—	(98,875)
UYU	46,940,262	USD	1,050,705	HSBC Bank USA, N.A.	10/13/21	9,670	—
GEL	38,944,800	USD	11,242,725	Goldman Sachs International	10/21/21	—	(67,426)
USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	—	(280,749)
USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	—	(519,817)
USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(753,451)
GEL	16,061,500	USD	4,608,355	Goldman Sachs International	12/7/21	529	—
UYU	47,863,645	USD	1,055,335	HSBC Bank USA, N.A.	1/11/22	7,091	—
UYU	227,619,000	USD	5,078,514	Citibank, N.A.	1/24/22	—	(38,878)
USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	—	(119,495)
USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(126,288)
USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	—	(103,386)
USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	—	(221,192)
USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	—	(453,451)
USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(86,872)
USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(1,040,313)
USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(354,250)
USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(835,233)
USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(201,494)
USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(198,909)
USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(226,046)
USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	—	(249,417)
USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	—	(369,012)
USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	—	(397,510)
OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	391,988	—
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(485,732)
USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(46,556)
USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(48,639)
USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(276,500)

						$37,288,011	$(46,995,006)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	97	Long	3/19/21	$17,970,220	$320,808
SPI 200 Index	255	Long	3/18/21	31,708,914	(682,075)
MSCI Emerging Markets Index	(221)	Short	3/19/21	(14,653,405)	(777,398)
Interest Rate Futures
Australia 10-Year Bond	569	Long	3/15/21	63,431,882	(502,457)
CME 90-Day Eurodollar	3,779	Long	3/18/24	938,089,513	(362,475)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Euro-Bobl	(42)	Short	3/8/21	$(6,893,568)	$452
Euro-Bund	(228)	Short	3/8/21	(49,043,177)	5,135
Euro-Buxl	(480)	Short	3/8/21	(128,908,085)	1,192,664
U.S. 5-Year Treasury Note	(35)	Short	3/31/21	(4,405,625)	(2,519)
U.S. 10-Year Treasury Note	(323)	Short	3/22/21	(44,261,094)	268,720
U.S. Long Treasury Bond	(244)	Short	3/22/21	(41,167,375)	1,059,049
U.S. Ultra-Long Treasury Bond	(404)	Short	3/22/21	(82,706,375)	3,219,550

					$3,739,454

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	56,810	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	0.62% (pays upon termination)	3/15/28	$(2,194,820)
EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(1,046,709)
EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,092,384)
EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,108,682)
EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,192,359)
EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(1,948,464)
EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,971,517
EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,992,695
EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	2,037,533
EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	2,304,537
EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	3,700,578
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	785,776

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	$766,404
EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	2,478,459
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(900,363)
USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	8,254
USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	8,254
USD	39,960	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(62,485)
USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(57,087)
USD	22,375	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(16,846)
USD	43,660	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	1.00% (pays upon termination)	3/12/27	(3,711,672)
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	112,129
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(117,427)
USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(289,715)
USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	760
USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	(4,844)
USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	89,649
USD	39,960	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	88,575
USD	22,375	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	40,632
USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	883,539

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	$(1,289,576)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	209,335
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	228,787
USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	322,239
USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	294,142
USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	288,592
USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	138,450
USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	142,838
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(330,459)

							$3,529,782

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$1,838,724

							$1,838,724

CPI-U (NSA)     -   Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	354,128	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(61,487)	$—	$(61,487)
BRL	463,519	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	(494,720)	—	(494,720)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	1,544,575	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	$585,484	$—	$585,484
BRL	2,244,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	791,634	—	791,634
BRL	3,674,499	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(4,113,351)	—	(4,113,351)
CAD	84,020	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(2,603,502)	—	(2,603,502)
CAD	36,300	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(1,216,615)	—	(1,216,615)
CAD	41,620	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(1,403,648)	—	(1,403,648)
CAD	46,740	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	(137,857)	—	(137,857)
CAD	12,950	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	256,873	(133)	256,740
CAD	19,729	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	383,903	(206)	383,697
CNY	246,975	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	12/11/25	(27,425)	—	(27,425)
CNY	310,605	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.75% (pays quarterly)	12/11/25	(23,118)	—	(23,118)
CNY	372,726	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.76% (pays quarterly)	12/11/25	7,743	—	7,743
CNY	869,694	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.78% (pays quarterly)	12/11/25	126,339	—	126,339
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	(1,123,120)	—	(1,123,120)
COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	(198,648)	—	(198,648)
COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	(1,116,089)	—	(1,116,089)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	$(95,741)	$—	$(95,741)
COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	(101,817)	—	(101,817)
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	183,510	—	183,510
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	325,605	—	325,605
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	525,683	—	525,683
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	309,251	—	309,251
EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(226,249)	52,919	(173,330)
EUR	9,682	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(391,957)	33,267	(358,690)
EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(229,666)	(16)	(229,682)
EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(48,145)	8	(48,137)
EUR	3,520	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(334,218)	(1)	(334,219)
EUR	3,472	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(340,991)	—	(340,991)
EUR	6,319	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(595,214)	(2)	(595,216)
EUR	5,470	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(483,348)	(2)	(483,350)
EUR	30,400	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(1,654,568)	8	(1,654,560)
EUR	4,758	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(169,756)	(57)	(169,813)
EUR	13,498	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(28,677)	(12)	(28,689)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	$(4,974,078)	$—	$(4,974,078)
GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(5,605,709)	—	(5,605,709)
KRW	24,609,560	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	822,466	—	822,466
KRW	32,813,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	1,089,708	—	1,089,708
MXN	1,340,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	60,257	—	60,257
MXN	1,506,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	67,709	—	67,709
MXN	4,049,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.43% (pays monthly)	9/1/21	194,309	—	194,309
MXN	690,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/2/21	31,409	—	31,409
MXN	747,198	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.50% (pays monthly)	8/31/22	168,722	—	168,722
MXN	2,980,263	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.49% (pays monthly)	8/31/22	665,881	—	665,881
MXN	1,160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.23% (pays monthly)	1/6/23	(8,309)	—	(8,309)
MXN	1,785,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	173,115	—	173,115
SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,666,593	—	1,666,593
SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,689,450	—	1,689,450
SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	2,476,082	—	2,476,082

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	$805,048	$—	$805,048
SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	917,558	—	917,558
SGD	8,815	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	182,551	—	182,551
SGD	15,065	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	301,843	—	301,843
SGD	44,090	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	902,679	—	902,679
SGD	90,200	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	34,538	—	34,538
USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(170,177)	—	(170,177)
USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(726,591)	—	(726,591)
USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(11,488)	—	(11,488)
USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(87,425)	—	(87,425)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(33,899)	—	(33,899)
USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(42,224)	—	(42,224)
USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(62,686)	—	(62,686)
USD	2,200	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(113,794)	—	(113,794)
USD	1,446	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(69,232)	—	(69,232)
USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(270,600)	—	(270,600)
USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(438,978)	—	(438,978)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(48,660)	—	(48,660)
USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(128,575)	—	(128,575)
USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(352,014)	—	(352,014)
USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(35,875)	—	(35,875)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	$(75,351)	$—	$(75,351)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(14,474)	—	(14,474)
USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	311,424	—	311,424
USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	6,659	—	6,659
USD	3,742	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	389	—	389
USD	14,000	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	27,899	—	27,899
USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(3,858,652)	—	(3,858,652)
USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	691,312	—	691,312
USD	26,160	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	720,103	—	720,103
USD	8,783	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	210,998	—	210,998
USD	1,170	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	30,486	—	30,486
USD	6,441	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	217,588	—	217,588
USD	3,200	Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	6/23/30	114,194	—	114,194
USD	8,152	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	295,862	—	295,862
USD	9,962	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/26/30	345,232	—	345,232
USD	6,830	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	281,582	—	281,582
USD	4,718	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(92,456)	—	(92,456)
USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(99,758)	—	(99,758)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(62,113)	—	(62,113)
USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(206,748)	—	(206,748)
USD	3,153	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(268,778)	—	(268,778)
USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(123,335)	—	(123,335)
USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(134,764)	—	(134,764)
USD	6,414	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(1,517,203)	—	(1,517,203)
USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(1,585,009)	—	(1,585,009)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	9,720	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	$(1,469,796)	$—	$(1,469,796)
USD	1,960	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	321,727	—	321,727
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	168,611	—	168,611
USD	9,369	Receives	3-month USD-LIBOR (pays quarterly)	1.03% (pays semi-annually)	6/19/50	1,295,434	—	1,295,434
USD	1,481	Receives	3-month USD-LIBOR (pays quarterly)	1.00% (pays semi-annually)	6/22/50	215,741	—	215,741

Total						$(18,907,494)	$85,773	$(18,821,721)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$282,128
Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	2,354,714
Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	3,060,819

							$5,697,661

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$6,050	1.00% (pays quarterly)(1)	6/20/21	0.50%	$19,236	$69,201	$88,437
Turkey	77,931	1.00% (pays quarterly)(1)	6/20/21	1.35	(14,020)	1,254,458	1,240,438
Turkey	14,870	1.00% (pays quarterly)(1)	12/20/21	1.89	(100,957)	516,291	415,334

Total	$98,851				$(95,741)	$1,839,950	$1,744,209

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$162,817	1.00% (pays quarterly)(1)	12/20/25	$(4,703,240)	$3,842,194	$(861,046)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	(930)	(18,620)	(19,550)
Mexico	10,800	1.00% (pays quarterly)(1)	12/20/25	(39,384)	56,689	17,305
Qatar	52,167	1.00% (pays quarterly)(1)	12/20/22	(861,240)	(7,156)	(868,396)
Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(593,385)	(728,639)	(1,322,024)
Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(593,410)	(728,758)	(1,322,168)
Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,431,542)	(1,656,683)	(3,088,225)
Russia	138,897	1.00% (pays quarterly)(1)	12/20/25	(429,284)	(873,158)	(1,302,442)
Saudi Arabia	47,234	1.00% (pays quarterly)(1)	12/20/25	(801,640)	269,544	(532,096)
Saudi Arabia	106,171	1.00% (pays quarterly)(1)	12/20/30	1,189,044	(1,523,579)	(334,535)
South Africa	4,760	1.00% (pays quarterly)(1)	12/20/25	271,974	(252,716)	19,258
South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	4,463,162	(3,944,533)	518,629
South Africa	265,450	1.00% (pays quarterly)(1)	12/20/30	45,000,234	(45,210,139)	(209,905)
Turkey	78,178	1.00% (pays quarterly)(1)	12/20/25	7,241,967	(13,655,388)	(6,413,421)

Total				$48,712,326	$(64,430,942)	$(15,718,616)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$6,200	1.00% (pays quarterly)(1)	12/20/25	1.03%	$(3,034)	$77,269	$74,235
Vietnam	Goldman Sachs International	5,900	1.00% (pays quarterly)(1)	12/20/25	1.03	(2,887)	74,210	71,323
Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	12/20/25	1.03	(1,713)	41,206	39,493

Total		$15,600				$(7,634)	$192,685	$185,051

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$6,348	1.00% (pays quarterly)(1)	12/20/24	$(16,819)	$(81,917)	$(98,736)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(25,360)	(123,627)	(148,987)
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	719,921	(744,561)	(24,640)
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	672,119	(693,702)	(21,583)
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	379,464	(247,691)	131,773
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	461,852	(291,351)	170,501
Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	2,650,878	(2,762,366)	(111,488)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(45,514)	538	(44,976)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(141,539)	6,700	(134,839)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	167,902	(240,651)	(72,749)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	913,182	(1,455,172)	(541,990)
South Africa	HSBC Bank USA, N.A.	58,700	1.00% (pays quarterly)(1)	6/20/29	8,222,083	(6,218,475)	2,003,608
Ukraine	Barclays Bank PLC	103,568	5.00% (pays quarterly)(1)	12/20/25	(6,122,570)	(2,874,431)	(8,997,001)
Ukraine	JPMorgan Chase Bank, N.A.	4,255	5.00% (pays quarterly)(1)	12/20/25	(251,540)	(112,179)	(363,719)

Total					$7,584,059	$(15,838,885)	$(8,254,826)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $114,451,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	66,200	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	2/18/21	$(441,472)
Citibank, N.A.	USD	56,600	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	2/18/21	(549,839)
Citibank, N.A.	USD	52,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	2/18/21	(1,152,691)
JPMorgan Chase Bank, N.A.	CNY	117,531	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 14.00% on $18,088,816 (pays quarterly)	4/16/21	(242,697)
UBS AG	CNY	91,343	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 14.00% on $14,232,957 (pays quarterly)	2/18/21	1,117,141

						$(1,269,558)

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product
LIBOR	-	London Interbank Offered Rate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2021 were $9,533,721 or 0.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended January 31, 2021, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2021 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	9/22/2020	On Demand	(1)	2.50%	$10,248,010	$10,341,238
Barclays Bank PLC	11/27/2020	On Demand	(1)	2.50%	2,123,599	2,132,890
Barclays Bank PLC	12/17/2020	On Demand	(1)	2.50%	24,921,233	24,999,112
JPMorgan Chase Bank, N.A.	1/4/2021	On Demand	(1)	1.00%	19,487,931	19,502,547
JPMorgan Chase Bank, N.A.	1/4/2021	On Demand	(1)	1.15%	16,336,556	16,350,646
JPMorgan Chase Bank, N.A.	1/4/2021	On Demand	(1)	0.90%	7,531,079	7,536,162
Nomura International PLC	1/12/2021	On Demand	(1)	1.55%	29,695,459	29,719,752
Nomura International PLC	1/12/2021	On Demand	(1)	1.75%	15,934,768	15,949,486
Nomura International PLC	1/25/2021	On Demand	(1)	1.75%	9,711,250	9,714,082

Total					$135,989,885	$136,245,915

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At January 31, 2021, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2021, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign debt having an aggregate market value of $167,743,554.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2021. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2021.

Restricted Securities

At January 31, 2021, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$8,600,000	$8,641,933

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $302,185,590, which represents 9.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$316,280,512	$577,327,290	$(591,422,212)	$—	$—	$302,185,590	$84,307	302,185,590

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,861,004,943	$—	$1,861,004,943
Foreign Corporate Bonds	—	154,549,781	37,936,662	192,486,443
Sovereign Loans	—	108,074,135	—	108,074,135
Senior Floating-Rate Loans	—	—	1,381,786	1,381,786
Loan Participation Notes	—	—	52,353,397	52,353,397
Collateralized Mortgage Obligations	—	8,423,469	—	8,423,469
U.S. Government Guaranteed Small Business Administration Loans	—	31,228,178	—	31,228,178
Common Stocks	28,452,574	131,926,317 *	—	160,378,891
Reinsurance Side Cars	—	—	15,741,933	15,741,933
Warrants	—	—	0	0
Short-Term Investments —
Foreign Government Securities	—	138,368,344	—	138,368,344
U.S. Treasury Obligations	—	54,997,911	—	54,997,911
Repurchase Agreements	—	32,025,456	—	32,025,456
Other	—	302,185,590	—	302,185,590
Purchased Interest Rate Swaptions	—	3,096,961	—	3,096,961
Purchased Call Options	—	3,084,472	—	3,084,472
Total Investments	$28,452,574	$2,828,965,557	$107,413,778	$2,964,831,909
Forward Foreign Currency Exchange Contracts	$—	$57,482,613	$—	$57,482,613
Futures Contracts	6,066,378	—	—	6,066,378
Swap Contracts	—	120,921,402	—	120,921,402
Total	$34,518,952	$3,007,369,572	$107,413,778	$3,149,302,302

Liability Description
Securities Sold Short	$—	$(54,144,955)	$—	$(54,144,955)
Forward Foreign Currency Exchange Contracts	—	(54,323,657)	—	(54,323,657)
Futures Contracts	(1,644,849)	(682,075)	—	(2,326,924)
Swap Contracts	—	(73,839,277)	—	(73,839,277)
Total	$(1,644,849)	$(182,989,964)	$—	$(184,634,813)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Warrants	Total
Balance as of October 31, 2020	$1,381,786	$35,326,462	$52,169,729	$—	$0	$88,877,977
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	2,610,200	(1,796,951)	41,933	—	855,182
Cost of purchases	—	—	1,980,619	15,700,000	—	17,680,619
Proceeds from sales	—	—	—	—	—	—
Accrued discount (premium)	—	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—

Balance as of January 31, 2021	$1,381,786	$37,936,662	$52,353,397	$15,741,933	$0	$107,413,778

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2021	$—	$2,610,200	$(1,796,951)	$41,933	$—	$855,182

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2021:

Type of Investment	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*
Senior Floating-Rate Loans	$1,381,786	Estimated Recovery Value	Estimated Recovery Value Percentage	53.00%	Increase
Foreign Corporate Bonds	37,936,662	Matrix Pricing	Credit Spread to Iceland Government Bond Yield	2.00%	Decrease
Loan Participation Notes	52,353,397	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.06%	Decrease
Warrants	0	Price to Book Value Per Share	Price to Book Ratio	0.75	Increase

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Valuation—Derivatives

U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Swaptions are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Repurchase Agreements

A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.